Other related party transactions	12 Months Ended
Dec. 31, 2024
Other related party transactions
Other related party transactions

22. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Accounts payable and accrued liabilities include a total of $55,455 ($36,938 as at December 31, 2023) payable to this law firm.

Another member of Board is a board member of Pana Holdings Mauritius, the parent company of Ataraxia, which holds convertible debentures (Note 10). Accounts payable and accrued liabilities include a total of $40,011 (US$27,814), ($19,699 or US$14,890, as at December 31, 2023) to Ataraxia for accrued interest.

A third member of Board is an employee of MCAPM LP, which holds convertible debentures (Note 10). Accounts payable and accrued liabilities include a total of $57,063 (US$39,669) to Mork Capital for accrued interest.

All members of the Board elected to have most of their Board fees payable at December 31, 2023 (Note 10) converted into the November Debentures, for a total of US$147,000 (CDN$196,686). Accounts payable and accrued liabilities include a total of $4,680 (US$3,253), ($nil as at December 31, 2023) to Board members for accrued interest.

Accounts payable and accrued liabilities include $201,218 ($228,199 as at December 31, 2023) for Board fees and $35,250 ($98,708 as at December 31, 2023) for management compensation.

Related party expenses

	For the years ended December 31,
	2024	2023	2022
Legal Fees	$164,373	$129,600	$92,308
Interest Expense1.	$441,986	$107,792	$-
Board of director fees	$182,500	$158,199	$185,000
Management Compensation	$436526	$389,451	$544,929

1. US$322,905 for 2024 and US$79,356 for 2023. Includes interest expense for Ataraxia, Mork Capital and board of directors.